Deferred Revenues	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Deferred Revenues
24.	DEFERRED REVENUES
Deferred revenues as of December 31, 2020 and 2019 mainly represent the unearned portion of installation fees for wireline services received from customers (Note 17), and the unamortized portion of government grants (Note 19).

	2019	2020
	RMB	RMB
Balance at beginning of the year	1,829	1,455
Reductions for the year:
Amortization of installation fees	(90)	(55)
Amortization of government grants	(284)	(261)

Balance at end of year	1,455	1,139

Representing:
Current portion	358	278
Non-current portion	1,097	861

	1,455	1,139